PAINEWEBBER/
KIDDER, PEABODY
TAX EXEMPT
MONEY FUND, INC.



ANNUAL REPORT
September 30, 1995

PAINEWEBBER/KIDDER, PEABODY TAX EXEMPT MONEY FUND, INC.

--------------------------------------------------------------------------------
Statement of Net Assets
September 30, 1995
--------------------------------------------------------------------------------

MUNICIPAL BONDS AND NOTES--64.58%
------------------------------------------------------------------------------------------------------------------
Principal
  Amount                                                          Maturity             Interest
  (000)                                                             Dates               Rates            Value
----------                                                  ---------------------   --------------    ------------
Alabama -- 2.55%
$   3,500   Cherokee Industrial Refunding (The BOC Group,
              Inc.), Variable Rate Demand Notes..........             @                 4.400%        $  3,500,000
      700   MacIntosh Industrial Development Authority
              (CIBA GEIGY Corp.), Variable Rate Demand
              Notes......................................             @                 4.500              700,000
    6,000   St. Claire County (National Cement Company),
              Project II, Variable Rate Demand Notes.....             @                 4.400            6,000,000
                                                                                                      ------------
                                                                                                        10,200,000
                                                                                                      ------------
Alaska -- 1.05%
    4,200   Alaska Industrial Development Authority
              (Alaska Hotel), Variable Rate Demand
              Notes......................................             @                 4.500            4,200,000
                                                                                                      ------------
California -- 5.85%
    2,500   California Higher Education Student Loan
              Authority, Adjustable Rate Bonds...........         07/01/96              3.900            2,500,000
      300   California PCR (Southern California Edison),
              Series B, Variable Rate Demand Notes.......             @                 4.350              300,000
      800   Contra Costa County, Tax and Revenue
              Anticipation Notes.........................         07/03/96              4.500              804,944
    3,000   Los Angeles County Unified School, Tax and
              Revenue Anticipation Notes.................         07/03/96              4.500            3,017,447
    6,300   Los Angeles County, Tax and Revenue
              Anticipation Notes.........................         07/01/96              4.500            6,333,539
    2,000   Los Angeles Metropolitan Transportation
              Authority, Revenue Anticipation Notes......         04/25/96              5.000            2,015,755
    2,400   San Bernardino County, Tax and Revenue
              Anticipation Notes.........................         07/05/96              4.500            2,409,641
    6,000   Santa Barbara County, Tax and Revenue
              Anticipation Notes.........................         07/05/96              4.500            6,030,173
                                                                                                      ------------
                                                                                                        23,411,499
                                                                                                      ------------
Colorado -- 2.51%
    8,000   Colorado State Tax and Revenue

              Anticipation Notes.........................         06/27/96              4.500            8,047,254
    2,000   Moffat County PCR (Pacificorp),
              Variable Rate Demand Notes.................             @                 4.500            2,000,000
                                                                                                      ------------
                                                                                                        10,047,254
                                                                                                      ------------

PAINEWEBBER/KIDDER, PEABODY TAX EXEMPT MONEY FUND, INC.

--------------------------------------------------------------------------------
Statement of Net Assets--(continued)
September 30, 1995
--------------------------------------------------------------------------------

MUNICIPAL BONDS AND NOTES--(CONTINUED)
------------------------------------------------------------------------------------------------------------------
Principal
  Amount                                                          Maturity             Interest
  (000)                                                             Dates               Rates            Value
----------                                                  ---------------------   --------------    ------------
Connecticut -- 1.62%
$   3,000   Connecticut Development Authority
              (Connecticut Light & Power), Variable Rate
              Demand Notes...............................             @                 4.400%        $  3,000,000
    1,700   Connecticut Development Authority Health
              (Independent Living), Variable Rate
              Demand Notes...............................             @                 4.200            1,700,000
    1,370   Connecticut Special Tax Obligation, Variable
              Rate Demand Notes..........................             @                 4.200            1,370,000
      400   Connecticut Economic Recovery, Series B,
              Variable Rate Demand Notes.................             @                 4.350              400,000
                                                                                                      ------------
                                                                                                         6,470,000
                                                                                                      ------------
Florida -- 1.17%
    2,000   Orange County, Florida Health Facilities,
              Variable Rate Demand Notes.................             @                 4.300            2,000,000
      500   Pinellas County Health Facilities Authority
              (Pooled Hospital), Variable Rate Demand
              Notes......................................             @                 4.800              500,000
    1,200   Polk County Industrial Development Authority
              (IMC Fertilizer Inc.), Series A, Variable
              Rate Demand Notes..........................             @                 4.400            1,200,000
    1,000   Polk County Industrial Development Authority
              (IMC Fertilizer Inc.), Series B, Variable
              Rate Demand Notes..........................             @                 4.400            1,000,000
                                                                                                      ------------
                                                                                                         4,700,000

                                                                                                      ------------
Georgia -- 2.60%
    3,600   Brunswick & Glynn County Development
              Authority (Jekyll Development Assoc.),
              Variable Rate Demand Notes.................             @                 4.400            3,600,000
    5,000   Richmond County Development Authority (The
              BOC Group Inc.), Variable Rate
              Demand Notes...............................             @                 4.400            5,000,000
    1,800   Savannah Port Authority, Variable Rate
              Demand Notes...............................             @                 4.850            1,800,000
                                                                                                      ------------
                                                                                                        10,400,000
                                                                                                      ------------
Idaho -- 0.50%
    2,000   Custer County PCR (Amoco), Adjustable
              Rate Bonds.................................         04/01/96              3.800            2,000,000
                                                                                                      ------------

PAINEWEBBER/KIDDER, PEABODY TAX EXEMPT MONEY FUND, INC.

--------------------------------------------------------------------------------
Statement of Net Assets--(continued)
September 30, 1995
--------------------------------------------------------------------------------

MUNICIPAL BONDS AND NOTES--(CONTINUED)
------------------------------------------------------------------------------------------------------------------
Principal
  Amount                                                          Maturity             Interest
  (000)                                                             Dates               Rates            Value
----------                                                  ---------------------   --------------    ------------
Illinois -- 8.03%
$   4,600   Chicago O'Hare Airport (American Airlines),
              Series 84A, Variable Rate Demand Notes.....             @                 4.850%        $  4,600,000

    5,000   Illinois Development Finance Authority,
              (Commonwealth Edison), Series C, Variable
              Rate Demand Notes..........................             @                 4.200            5,000,000

    1,210   Illinois Development Finance Authority PCR
              (Amoco), Series B5, Variable Rate
              Demand Notes...............................             @                 4.400            1,210,000

       50   Illinois Development Finance Authority
              (Foundation for Safety and Health),
              Variable Rate
              Demand Notes...............................             @                 4.350               50,000


    1,000   Illinois Health Facilities Authority
              (Evanston Hospital Corp.), Variable Rate
              Demand Notes...............................             @                 3.650            1,000,000

    1,000   Illinois Health Facilities Authority
              (Evangelical Hospital Corp.), Variable Rate
              Demand Notes...............................             @                 4.450            1,000,000

    1,300   Illinois Health Facilities Authority
              (Elmhurst Hospital), Variable Rate Demand
              Notes......................................             @                 4.850            1,300,000

    1,400   Illinois Health Facilities Authority (Ingalls
              Memorial Hospital), Variable Rate Demand
              Notes......................................             @                 4.500            1,400,000

    6,600   Illinois Health Facilities Authority (Central
              Dupage Healthcorp Project), Variable Rate
              Demand Notes...............................             @                 4.850            6,600,000

    1,500   Illinois State General Obligation Revenue
              Anticipation Certificates..................         04/12/96              4.500            1,505,808

    4,500   Lislee Multi-Family Revenue (Ashley of Lislee
              Project), Variable Rate Demand Notes.......             @                 4.300            4,500,000

    4,000   Tinley Park Housing Authority (Edgewater Walk
              Project), Variable Rate Demand Notes.......             @                 4.350            4,000,000
                                                                                                      ------------

                                                                                                        32,165,808
                                                                                                      ------------

PAINEWEBBER/KIDDER, PEABODY TAX EXEMPT MONEY FUND, INC.

--------------------------------------------------------------------------------
Statement of Net Assets--(continued)
September 30, 1995
--------------------------------------------------------------------------------

MUNICIPAL BONDS AND NOTES--(CONTINUED)
------------------------------------------------------------------------------------------------------------------
Principal
  Amount                                                          Maturity             Interest
  (000)                                                             Dates               Rates            Value
----------                                                  ---------------------   --------------    ------------
Indiana -- 1.98%
$   1,400   Hammond PCR (Amoco Oil), Variable Rate Demand
              Notes......................................             @                 4.400%        $  1,400,000
    1,500   Indiana Health Facilities Finance Authority
              (Methodist Hospital), Series E, Variable
              Rate Demand Notes..........................             @                 4.300            1,500,000
    1,815   Indiana Health Facilities Finance Authority
              Revenue (Capital Access Designated Pool),
              Variable Rate Demand Notes.................             @                 4.500            1,815,000
    1,500   Indianapolis Local Public Improvement Bond
              Bank Notes.................................         01/11/96              4.250            1,503,075
    1,200   Jasper County (Northern Indiana Public
              Service), Variable Rate Demand Notes.......             @                 4.500            1,200,000
      500   Rockport PCR (Aep Generating Co.), Variable
              Rate Demand Notes..........................             @                 4.500              500,000
                                                                                                      ------------
                                                                                                         7,918,075
                                                                                                      ------------
Kentucky -- 0.42%
    1,700   Pendleton County, Self Insurance Funding,
              Kentucky Association Counties Fund,
              Adjustable Rate Bond.......................         07/01/96              4.000            1,700,000
                                                                                                      ------------
Louisiana -- 0.55%
    1,000   Ascension Parish (Shell Oil Corp.), Variable
              Rate Demand Notes..........................             @                 4.850            1,000,000
    1,200   Parish of East Baton Rouge (Exxon Project),
              Series 89, Variable Rate Demand Notes......             @                 4.850            1,200,000
                                                                                                      ------------
                                                                                                         2,200,000
                                                                                                      ------------
Massachusetts -- 1.00%
    4,000   Massachusetts Health & Education Facilities
              (Harvard University), Variable Rate
              Demand Notes...............................             @                 4.200            4,000,000
                                                                                                      ------------
Michigan -- 1.50%
    1,500   Michigan Municipal Building Authority, Series

              B, Revenue Notes...........................         07/03/96              4.250            1,507,624
    3,200   Michigan St. Hospital Finance Authority
              (Chelsea County Hospital), Variable Rate
              Demand Notes...............................             @                 4.150            3,200,000
    1,300   Michigan Strategic Fund (Pollution Control
              Consolidation Power), Series 88A, Variable
              Rate Demand Notes..........................             @                 4.400            1,300,000
                                                                                                      ------------
                                                                                                         6,007,624
                                                                                                      ------------

PAINEWEBBER/KIDDER, PEABODY TAX EXEMPT MONEY FUND, INC.

--------------------------------------------------------------------------------
Statement of Net Assets--(continued)
September 30, 1995
--------------------------------------------------------------------------------

MUNICIPAL BONDS AND NOTES--(CONTINUED)
------------------------------------------------------------------------------------------------------------------
Principal
  Amount                                                          Maturity             Interest
  (000)                                                             Dates               Rates            Value
----------                                                  ---------------------   --------------    ------------
Mississippi -- 1.85%
$     900   Harrison County PCR (DuPont), Variable Rate
              Demand Notes...............................             @                 4.200%        $    900,000
    6,500   Perry County PCR (Leaf River Forest Project),
              Variable Rate Demand Notes.................             @                 4.400            6,500,000
                                                                                                      ------------
                                                                                                         7,400,000
                                                                                                      ------------
Missouri -- 0.27%
    1,070   Missouri Environmental Improvement Pollution
              Control Authority (Union Electric), Series
              1985A, Adjustable Rate Bonds...............         06/01/96              4.000            1,070,000
                                                                                                      ------------
New Hampshire -- 0.25%
    1,000   New Hampshire Higher Education (Dartmouth
              College), Series 8S, Adjustable Rate
              Bonds......................................         06/01/96              4.100            1,000,000
                                                                                                      ------------
New Jersey -- 0.17%
      700   New Jersey Environmental Development
              Authority (Burman-Castrol), Variable Rate
              Demand Notes...............................             @                 4.200              700,000
                                                                                                      ------------
New Mexico -- 1.12%
    4,500   Albuquerque Lodgers Tax Revenue, Variable

              Rate Demand Notes..........................             @                 4.100            4,500,000
                                                                                                      ------------
New York -- 5.07%
    1,400   New York City, New York, Sub Series EZ,
              Variable Rate Demand Notes.................             @                 4.850            1,400,000
    6,000   New York City, New York, Variable Rate
              Demand Notes...............................             @             3.800 to 4.150       6,000,000
    8,400   New York City Housing Development Authority,
              Related 96th St. Variable Rate
              Demand Notes...............................             @                 4.250            8,400,000
    3,000   New York City Dorm. Auth., NY Public Library,
              Series B, Variable Rate Demand Notes.......             @                 4.100            3,000,000
    1,500   New York State Energy, Research and
              Development (New York State Electric &
              Gas), Variable Rate Demand Notes...........             @                 4.300            1,500,000
                                                                                                      ------------
                                                                                                        20,300,000
                                                                                                      ------------
North Carolina -- 0.50%
    2,000   North Carolina Educational Facilities (Duke
              University), Series 87A, Variable Rate
              Demand Notes...............................             @                 4.350            2,000,000
                                                                                                      ------------

PAINEWEBBER/KIDDER, PEABODY TAX EXEMPT MONEY FUND, INC.

--------------------------------------------------------------------------------
Statement of Net Assets--(continued)
September 30, 1995
--------------------------------------------------------------------------------

MUNICIPAL BONDS AND NOTES--(CONTINUED)
------------------------------------------------------------------------------------------------------------------
Principal
  Amount                                                          Maturity             Interest
  (000)                                                             Dates               Rates            Value
----------                                                  ---------------------   --------------    ------------
North Dakota -- 1.00%
$   4,000   Grand Forks Hospital Facilities (United
              Hospital), Variable Rate Demand Notes......             @                 4.850%        $  4,000,000
                                                                                                      ------------

Oklahoma -- 2.46%

    2,000   Oklahoma Industrial Development Authority
              (Baptist General), Adjustable Rate Bonds...         12/01/95              4.000            2,000,000

    1,315   Oklahoma Water Resources Board (Student Loan
              Program), Series A, General

              Obligation Bonds...........................         03/01/96              3.950            1,315,000

    6,520   Tulsa Industrial Development Authority (St.
              John's Physicians), Adjustable Rate
              Bonds......................................         05/01/96              4.350            6,520,000
                                                                                                      ------------

                                                                                                         9,835,000
                                                                                                      ------------

Pennsylvania -- 1.07%

    4,300   Schuylkill County Industrial Development
              Authority Resources Revenue (Northeastern
              Power), Variable Rate Demand Notes.........             @                 4.500            4,300,000
                                                                                                      ------------

Tennessee -- 1.65%

    3,000   Chattanooga Industrial Development Board
              (Seaboard), Variable Rate Demand Notes.....             @                 4.400            3,000,000

      100   Tennessee State General Obligation Bond
              Anticipation Notes, Series 1991C, Variable
              Rate Demand Notes..........................             @                 4.250              100,000

    2,000   Tennessee Local Development Authority,
              General Obligation Bond Anticipation
              Notes......................................         05/31/96              4.750            2,010,842

    1,500   Shelby County Health Facilities Board
              (Methodist Health Services), Adjustable
              Rate Bonds.................................         08/01/96              3.900            1,500,000
                                                                                                      ------------

                                                                                                         6,610,842
                                                                                                      ------------

PAINEWEBBER/KIDDER, PEABODY TAX EXEMPT MONEY FUND, INC.

--------------------------------------------------------------------------------
Statement of Net Assets--(continued)
September 30, 1995
--------------------------------------------------------------------------------

MUNICIPAL BONDS AND NOTES--(CONTINUED)
------------------------------------------------------------------------------------------------------------------
Principal
  Amount                                                          Maturity             Interest
  (000)                                                             Dates               Rates            Value
----------                                                  ---------------------   --------------    ------------
Texas -- 6.80%
$   3,500   Bowie County, Industrial Development
              Authority (Texarkana Newspapers), Variable
              Rate Demand Notes..........................             @                 4.650%        $  3,500,000
    2,600   Calhoun County Industrial Development
              Authority, Series 1987, Variable Rate
              Demand Notes...............................             @                 4.600            2,600,000
    4,000   Capital Industrial Development Corp. (NSI
              Inc. Project), Variable Rate Demand
              Notes......................................             @                 4.400            4,000,000
    3,000   Harris County Toll Series G Sub Lien Toll
              Road, Variable Rate Demand Notes...........             @                 4.300            3,000,000
    7,000   Harris County Memorial Senior Services,
              Variable Rate Demand Notes.................             @                 4.400            7,000,000
    2,100   Harris County, Health Facilities Development
              Corp. (St. Luke's Hospital), Variable Rate
              Demand Notes...............................             @                 4.850            2,100,000
    5,000   Texas Tax and Revenue Anticipation Bonds.....         08/30/96              4.750            5,030,663
                                                                                                      ------------
                                                                                                        27,230,663
                                                                                                      ------------
Utah -- 4.14%
      900   Carbon County PCR, Pacific Corp., Variable
              Rate Demand Notes..........................             @                 4.500              900,000
    2,000   Intermountain Power Agency (Power Supply
              Revenue), Series 85F.......................         03/15/96              3.750            2,000,000
    1,250   Intermountain Power Agency (Power Supply
              Revenue), Adjustable Rate Bonds............         06/15/96              3.800            1,250,000
    4,650   Intermountain Power Agency (Power
              Supply Revenue)............................         12/01/95              3.850            4,650,000
    3,500   Provo City Housing Authority (Multian
              Beanbury Project), Variable Rate Demand
              Notes......................................             @                 4.250            3,500,000
    2,500   Salt Lake City Tax and Revenue
              Anticipation Notes.........................         06/28/96              4.250            2,509,765
    1,775   Salt Lake City PCR (Amoco)...................         10/01/95              4.400            1,775,000
                                                                                                      ------------
                                                                                                        16,584,765

                                                                                                      ------------
Washington -- 0.72%
    2,900   Washington State HealthCare (Carfred
              Hutchinson Cancer Center), Variable Rate
              Demand Notes...............................             @                 4.850            2,900,000
                                                                                                      ------------
West Virginia -- 0.57%
    2,300   West Virginia Hospital (Mid Atlantic),
              Variable Rate Demand Notes.................             @                 4.200            2,300,000
                                                                                                      ------------

PAINEWEBBER/KIDDER, PEABODY TAX EXEMPT MONEY FUND, INC.

--------------------------------------------------------------------------------
Statement of Net Assets--(continued)
September 30, 1995
--------------------------------------------------------------------------------

MUNICIPAL BONDS AND NOTES--(CONCLUDED)
------------------------------------------------------------------------------------------------------------------
Principal
  Amount                                                          Maturity             Interest
  (000)                                                             Dates               Rates            Value
----------                                                  ---------------------   --------------    ------------
Wisconsin -- 1.76%
$   2,000   Alma PCR (Dairyland Power), Variable Rate
              Demand Notes...............................             @                 3.800%        $  2,000,000
    5,000   Wisconsin State Operating Notes..............         06/17/96              4.250            5,026,374
                                                                                                      ------------
                                                                                                         7,026,374
                                                                                                      ------------
Wyoming -- 3.85%
    3,400   Lincoln County PCR (Pacificorp), Variable
              Rate Demand Notes..........................             @                 4.600            3,400,000
    8,000   Platte County PCR, Variable Rate Demand
              Notes......................................             @                 4.600            8,000,000
    4,000   Sublette County (Exxon), Variable Rate
              Demand Notes...............................             @                 4.400            4,000,000
                                                                                                      ------------
                                                                                                        15,400,000
                                                                                                      ------------
TOTAL MUNICIPAL BONDS AND NOTES (cost--$258,577,904).....                                              258,577,904
                                                                                                      ------------
------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER--35.53%
------------------------------------------------------------------------------------------------------------------
Alabama -- 0.30%

    1,200   Port County Medical Clinic Board (Mobile,
              Alabama Hospital Rev. Infirmary Assn.).....         10/25/95              3.950            1,200,000
                                                                                                      ------------
Arizona -- 0.51%
    2,050   Maricopa County (Southern Cal Edison),
              Series F...................................         11/30/95              3.800            2,050,000
                                                                                                      ------------
Florida -- 6.82%
   10,400   Florida Municipal Loan Council...............   10/06/95 to 12/01/95    3.700 to 4.000      10,400,000
    8,690   Florida Local Government Finance
              Commission.................................   10/18/95 to 11/20/95    3.800 to 3.900       8,690,000
    2,500   Jacksonville Electric Authority..............         10/23/95              3.650            2,500,000
    3,700   Orlando Waste Water, Series B................         12/01/95              3.800            3,700,000
    2,000   Sarasota County Public Hospital (Sarasota
              Memorial Hospital Project).................         10/02/95              3.400            2,000,000
                                                                                                      ------------
                                                                                                        27,290,000
                                                                                                      ------------
Illinois -- 0.25%
    1,000   City of Chicago Equipment Tender Notes,
              Series 1987C...............................         11/27/95              3.900            1,000,000
                                                                                                      ------------
Indiana -- 1.70%
    2,000   Jasper County (Northern Indiana Public
              Service), Series 86B.......................         10/16/95              3.650            2,000,000
    4,790   Hoosier City of Sullivan, National Rural
              Utilities Corp. ...........................   10/26/95 to 11/10/95    3.750 to 3.850       4,790,000
                                                                                                      ------------
                                                                                                         6,790,000
                                                                                                      ------------

PAINEWEBBER/KIDDER, PEABODY TAX EXEMPT MONEY FUND, INC.

--------------------------------------------------------------------------------
Statement of Net Assets--(continued)
September 30, 1995
--------------------------------------------------------------------------------

COMMERCIAL PAPER--(CONTINUED)
------------------------------------------------------------------------------------------------------------------
Principal
  Amount                                                          Maturity             Interest
  (000)                                                             Dates               Rates            Value
----------                                                  ---------------------   --------------    ------------
Kansas -- 0.52%
$   2,100   Burlington Power & Lighting (Kansas PCR),
              Kansas City PTL............................   10/12/95 to 11/09/95    3.650 to 3.850%   $  2,100,000
                                                                                                      ------------
Kentucky -- 2.97%

   11,885   Pendleton County (Kentucky Association of
              Leasing), Series 89........................   11/09/95 to 12/08/95    3.750 to 3.800      11,885,000
                                                                                                      ------------
Louisiana -- 1.00%
    4,000   Louisiana Public Finance Authority
              (Sisters of Charity).......................         10/11/95              3.700            4,000,000
                                                                                                      ------------
Maryland -- 2.00%
    4,000   Baltimore City Consolidated Public
              Improvement................................         12/07/95              3.650            4,000,000
    2,000   Howard County, Consolidated
              Public Improvement.........................         10/31/95              3.750            2,000,000
    2,000   Maryland Health and Education (Johns Hopkins
              Hospital), Series A........................         12/12/95              3.700            2,000,000
                                                                                                      ------------
                                                                                                         8,000,000
                                                                                                      ------------
Massachusetts -- 1.00%
    4,000   Massachusetts Municipal Water Authority......   10/25/95 to 10/31/95    3.500 to 3.700       4,000,000
                                                                                                      ------------
Michigan -- 0.50%
    2,000   Michigan Building Authority..................         10/26/95              4.000            2,000,000
                                                                                                      ------------
Minnesota -- 1.12%
    4,500   Regents of the University of Minnesota,
              Series 85E.................................   10/02/95 to 10/20/95    3.750 to 4.250       4,500,000
                                                                                                      ------------
Montana -- 0.50%
    2,000   Forsyth County PCR (Pacificorp Project)......         10/13/95              3.700            2,000,000
                                                                                                      ------------
New York -- 1.00%
    4,000   New York City Municipal Water Authority......   11/14/95 to 11/21/95        3.800            4,000,000
                                                                                                      ------------
Ohio -- 0.87%
    1,500   Montgomery County (Miami Valley Hospital),
              Series B...................................         10/11/95              3.750            1,500,000
    2,000   Montgomery County (Miami Valley Hospital),
              Series C...................................         10/27/95              3.850            2,000,000
                                                                                                      ------------
                                                                                                         3,500,000
                                                                                                      ------------
Oklahoma -- 0.50%
    2,000   Oklahoma Industrial Development Authority
              (Baptist General)..........................         10/05/95              4.000            2,000,000
                                                                                                      ------------
Pennsylvania -- 1.00%
    4,000   N.E. Pennsylvania Hospital (Hospital Services
              Cap), Series B.............................         10/02/95              3.450            4,000,000
                                                                                                      ------------

PAINEWEBBER/KIDDER, PEABODY TAX EXEMPT MONEY FUND, INC.


--------------------------------------------------------------------------------
Statement of Net Assets--(concluded)
September 30, 1995
--------------------------------------------------------------------------------

COMMERCIAL PAPER--(CONCLUDED)
------------------------------------------------------------------------------------------------------------------
Principal
  Amount                                                          Maturity             Interest
  (000)                                                             Dates               Rates            Value
----------                                                  ---------------------   --------------    ------------
Texas -- 9.43%
$   8,433   Austin Utilities.............................   11/17/95 to 11/30/95    3.700 to 3.800%   $  8,433,000
    5,600   Gulf Coast Texas, Waste Disposal Authority
              (Exxon) ...................................   11/13/95 to 11/27/95    3.800 to 3.900       5,600,000
    2,100   North Central Texas Health Facilities
              Development Corp. (Hospital Rev. Eds.),
              Series A...................................         10/20/95              3.750            2,100,000
    3,000   Port of Corpus Christi PCR (Koch Ind.).......         11/13/95              3.550            3,000,000
    4,000   Texas A&M, (Board of Regents)................         10/02/95              3.900            4,000,000
    3,000   Texas Municipal Power Authority..............         10/30/95              3.850            3,000,000
    2,100   Texas Public Finance Authority, Series B.....         10/12/95              4.150            2,100,000
    2,000   Tyler Health Facilities Development Corp. ...         11/10/95              4.000            2,000,000
    7,516   University of Texas (Board of Regents).......         12/06/95              3.800            7,516,000
                                                                                                      ------------
                                                                                                        37,749,000
                                                                                                      ------------
Utah -- 2.67%
    3,000   Emery County PCR (Pacific Corp. Project),
              Series 1991................................         10/05/95              4.200            3,000,000
    7,675   Salt Lake City Pooled Hospital...............   10/10/95 to 12/11/95    3.650 to 3.900       7,675,000
                                                                                                      ------------
                                                                                                        10,675,000
                                                                                                      ------------
Vermont -- 0.87%
    3,500   State of Vermont.............................         12/13/95              3.700            3,500,000
                                                                                                      ------------
TOTAL COMMERCIAL PAPER (cost--$142,239,000)..............                                              142,239,000
                                                                                                      ------------
TOTAL INVESTMENTS (cost--$400,816,904, which approximates
cost for federal income tax purposes)--100.11%...........                                              400,816,904
Liabilities in excess of other assets--(0.11%)...........                                                 (432,911)
                                                                                                      ------------
NET ASSETS (applicable to 400,385,965 shares outstanding
  at $1.00 per share)--100%..............................                                             $400,383,993
                                                                                                      ------------
                                                                                                      ------------

------------


@ Variable rate demand notes and variable rate certificates of participation are payable on demand. The interest rates shown are the current rates as of September 30, 1995 and reset periodically.

PCR--Pollution Control Revenue

                       Weighted average maturity--58 days

                 See accompanying notes to financial statements

PAINEWEBBER/KIDDER, PEABODY TAX EXEMPT MONEY FUND, INC.

--------------------------------------------------------------------------------
Statement of Operations
For the Year Ended September 30, 1995
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Interest....................................................  $    17,670,027
                                                              ---------------
EXPENSES:
Investment advisory and administration......................        2,404,540
Distribution fees...........................................          579,060
Transfer agency and service fees............................          164,173
Custody and accounting......................................           65,301
Legal and audit.............................................           57,867
Reports and notices to shareholders.........................           47,039
Directors' fees and expenses................................           32,650
Other expenses..............................................           50,122
                                                              ---------------
                                                                    3,400,752
                                                              ---------------
NET INVESTMENT INCOME.......................................       14,269,275
Net realized losses from investment transactions............           (2,109)
Net change in unrealized appreciation/depreciation of
  investments...............................................              (24)
                                                              ---------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $    14,267,142
                                                              ---------------
                                                              ---------------

--------------------------------------------------------------------------------
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                 For the      For the
                                                               Year Ended    Year Ended
                                                              September 30, September 30,
                                                                  1995          1994
                                                              ------------  ------------
FROM OPERATIONS:
Net investment income.......................................   $14,269,275   $13,629,265
Net realized losses from investment transactions............        (2,109)     (461,701)
Net change in unrealized appreciation/depreciation of
  investments...............................................           (24)       (1,085)
                                                              ------------  ------------
Net increase in net assets resulting from operations........    14,267,142    13,166,479

                                                              ------------  ------------
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income.......................................   (14,269,275)  (13,629,265)
NET DECREASE IN NET ASSETS DERIVED FROM CAPITAL STOCK
  TRANSACTIONS..............................................  (205,090,419)  (64,463,671)
Contribution to capital from predecessor adviser............       731,243          --
                                                              ------------  ------------
Net decrease in net assets..................................  (204,361,309)  (64,926,457)
NET ASSETS:
Beginning of period.........................................   604,745,302   669,671,759
                                                              ------------  ------------
End of period...............................................  $400,383,993  $604,745,302
                                                              ------------  ------------
                                                              ------------  ------------


                 See accompanying notes to financial statements

PAINEWEBBER/KIDDER, PEABODY TAX EXEMPT MONEY FUND, INC.

--------------------------------------------------------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

PaineWebber/Kidder, Peabody Tax Exempt Money Fund, Inc. (the 'Fund') was organized under the laws of Maryland on January 18, 1983 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended ('1940 Act'), as an open-end, diversified management investment company.

Valuation and Accounting for Investments--Investments are valued at amortized cost which approximates market value. Investment transactions are accounted for on trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of securities.

The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments, including those particular to a specific industry or region.

Federal Tax Status--The Fund intends to distribute all of its tax-exempt income and any taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax. At September 30, 1995, the Fund had net capital loss carryforwards of $2,135. These loss carryforwards are available as reductions, to the extent provided in the regulations, of future net realized capital gains, and will expire September 30, 2002. To the extent that these losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed.

Dividends and Distributions--The Fund declares dividends on a daily basis from net investment income. Dividends from net investment income and distributions from realized gains from investment transactions have been determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Net capital gains, if any, will be distributed annually, but the Fund may make more frequent distributions of such gains, if necessary, to maintain its net asset value per share at $1.00 or to avoid income or excise taxes.

PAINEWEBBER/KIDDER, PEABODY TAX EXEMPT MONEY FUND, INC.

--------------------------------------------------------------------------------
Notes to Financial Statements--(continued)
--------------------------------------------------------------------------------

INVESTMENT ADVISER AND ADMINISTRATOR

The Fund's investment adviser and administrator receives compensation from the Fund for its services. Fees paid by the Fund for investment advisory and administration services are accrued daily and paid monthly at the annual rate of 0.50% of the Fund's average daily net assets.

At a special meeting of shareholders that took place on April 13, 1995, shareholders approved the appointment of PaineWebber Incorporated ('PaineWebber') as investment adviser and administrator of the Fund and Mitchell Hutchins Asset Management Inc. ('Mitchell Hutchins') as the Fund's sub-adviser and sub-administrator. The Fund pays the same fee for investment advisory and administration services to PaineWebber as previously paid to Kidder Peabody Asset Management, Inc. ('KPAM'), as described in the Fund's Prospectus. PaineWebber (not the Fund) pays Mitchell Hutchins a fee for sub-advisory and sub-administration services at the annual rate of 20% of the fee received by PaineWebber from the Fund. PaineWebber and Mitchell Hutchins continue to manage the Fund in accordance with the Fund's investment objective, policies and restrictions as stated in the Prospectus. At September 30, 1995, the Fund owed PaineWebber $182,565 in investment advisory and administration fees.

Investment advisory functions for the Fund were previously transferred from KPAM to Mitchell Hutchins on an interim basis as a result of an asset purchase transaction by and among Kidder, Peabody Group Inc., its parent, General Electric Company, and Paine Webber Group Inc. That period commenced on January 30, 1995 and ended April 13, 1995.

In compliance with applicable state securities laws, PaineWebber, the Fund's investment adviser, will reimburse the Fund if and to the extent that the aggregate operating expenses in any fiscal year, exclusive of taxes, interest, brokerage fees, distribution fees and extraordinary expenses, exceed limitations imposed by various state regulations. Currently, the most restrictive limitation is 2.5% on the first $30 million of average daily net assets, 2.0% of the next $70 million and 1.5% of average daily net assets in excess of $100 million. For the year ended September 30, 1995, no reimbursements were required pursuant to the above limitation.

PAINEWEBBER/KIDDER, PEABODY TAX EXEMPT MONEY FUND, INC.

--------------------------------------------------------------------------------
Notes to Financial Statements--(concluded)
--------------------------------------------------------------------------------

DISTRIBUTION PLAN

Since January 30, 1995, PaineWebber has been serving as the exclusive distributor of the Fund's shares. For its services, which include payment of sales commissions to registered representatives and various other promotional and sales related expenses, it receives from the Fund a distribution fee accrued daily and paid monthly at the annual rate of 0.12% of the Fund's average daily net assets. At September 30, 1995, $43,816 was payable to PaineWebber for these services.

OTHER LIABILITIES

At September 30, 1995, the amount payable for dividends and securities purchases were $362,030, and $2,000,211, respectively.

CAPITAL STOCK TRANSACTIONS

There are 5 billion shares of $0.01 par value common stock authorized. Transactions in shares of common stock, at $1.00 per share, were as follows:

                                                   FOR THE          FOR THE
                                                  YEAR ENDED       YEAR ENDED
                                                SEPTEMBER 30,    SEPTEMBER 30,
                                                     1995             1994
                                                --------------   --------------
  Shares sold.................................   2,121,890,424    3,192,477,480
  Shares repurchased..........................  (2,340,305,431)  (3,270,064,782)
  Dividends reinvested in additional Fund
    shares....................................      13,324,588       13,123,631
                                                --------------   --------------
  Net decrease in shares outstanding..........    (205,090,419)     (64,463,671)
                                                --------------   --------------
                                                --------------   --------------


     On January 27, 1995, the Fund recorded a capital contribution from KPAM in the amount of $731,243 or $0.0015 per share to compensate the Fund for realized losses incurred on the sale of certain securities to unrelated third parties.

PLAN OF REORGANIZATION

     The board of directors of the Fund has approved a Plan of Reorganization and Termination ('Reorganization') which was submitted to and approved by the Fund's shareholders at a special meeting held on November 10, 1995. The Reorganization occurred on November 20, 1995, when all of the Fund's assets were acquired and its liabilities were assumed by PaineWebber RMA Tax-Free Fund in a tax-free reorganization. As a result of the Reorganization, the two funds' assets were combined and each of the Fund's shareholders received shares of PaineWebber RMA Tax-Free Fund having an aggregate value equal to the value of the shareholder's holdings in the Fund.

PAINEWEBBER/KIDDER, PEABODY TAX EXEMPT MONEY FUND, INC.
--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

Selected data for a share of common stock outstanding throughout each period is presented below:

                                                                                                            FOR THE
                                                                                                              YEAR
                                                                                                             ENDED
                                                           FOR THE YEARS ENDED SEPTEMBER 30,                JUNE 30,
                                                --------------------------------------------------------    --------
                                                   1995          1994       1993       1992      1991+        1991
                                                -----------    --------   --------   --------   --------    --------
Net asset value, beginning of year...........         $1.00       $1.00      $1.00      $1.00      $1.00      $1.00
                                                -----------    --------   --------   --------   --------    --------
Net investment income........................          0.03        0.02       0.02       0.03       0.01       0.05
Dividends from net investment income.........         (0.03)      (0.02)     (0.02)     (0.03)     (0.01)     (0.05)
                                                -----------    --------   --------   --------   --------    --------
Net asset value, end of year.................         $1.00       $1.00      $1.00      $1.00      $1.00      $1.00
                                                -----------    --------   --------   --------   --------    --------
                                                -----------    --------   --------   --------   --------    --------
Total investment return (1)..................          3.02%       2.00%      1.95%      2.83%      0.99%      4.92%
                                                -----------    --------   --------   --------   --------    --------
                                                -----------    --------   --------   --------   --------    --------

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)............   $   400,384    $604,745   $669,672   $691,231   $722,224    $725,183

Ratio of expenses to average net assets......          0.71%       0.69%      0.70%      0.70%      0.69%*     0.68%
Ratio of net investment income to
 average net assets..........................          2.97%       1.97%      1.89%      2.78%      3.91%*     4.83%

------------------
  * Annualized
  + Effective July 1, 1991, the Fund changed its fiscal year end to September
    30. The figures represent such three-month period.
(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and capital gain distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total returns for periods of less than one year have not been annualized.

PAINEWEBBER/KIDDER, PEABODY TAX EXEMPT MONEY FUND, INC.

--------------------------------------------------------------------------------
Report of Ernst & Young LLP, Independent Auditors
--------------------------------------------------------------------------------

The Board of Directors and Shareholders
PaineWebber/Kidder, Peabody Tax Exempt Money Fund, Inc.

     We have audited the accompanying statement of net assets of PaineWebber/Kidder, Peabody Tax Exempt Money Fund, Inc. as of September 30, 1995, and the related statements of operations, changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended September 30, 1994 and the financial highlights for each of the five periods then ended were audited by other auditors whose report dated November 11, 1994, expressed an unqualified opinion on that statement and financial highlights.

     We have conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at September 30, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the 1995 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of PaineWebber/Kidder, Peabody Tax Exempt Money Fund, Inc. at September 30, 1995, the results of its operations, the changes in its net assets, and the financial highlights for the year then ended in conformity with generally accepted accounting principles.


                                                          Ernst & Young LLP

New York, New York
November 22, 1995

PAINEWEBBER/KIDDER, PEABODY TAX EXEMPT MONEY FUND, INC.
--------------------------------------------------------------------------------
Tax Information
--------------------------------------------------------------------------------


We are required by Subchapter M of the Internal Revenue Code of 1986, as amended, to advise you within 60 days of the Fund's fiscal year end as to the federal tax status of distributions received by shareholders during such fiscal year. Accordingly, we are advising you that all dividends paid during the fiscal year by the Fund were federally tax exempt interest dividends. Since the Fund did not invest in any security which paid interest subject to the federal alternative minimum tax for individual taxpayers during its fiscal year, none of the dividends paid by the Fund were subject to such tax.

Because the Fund's fiscal year is not the calendar year, another notification will be sent in respect of calendar year 1995. The second notification, which will reflect the amount to be used by calendar year taxpayers on their federal income tax returns, will be made in conjunction with Form 1099 DIV and will be mailed in January 1996. Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Fund.

PAINEWEBBER/KIDDER, PEABODY TAX EXEMPT MONEY FUND, INC.
--------------------------------------------------------------------------------
Shareholder Information
--------------------------------------------------------------------------------

     A special meeting of shareholders of PaineWebber/Kidder, Peabody Tax Exempt Money Fund, Inc. ('Fund') was held on April 13, 1995. At the meeting David J. Beaubien, William W. Hewitt, Jr., Thomas R. Jordan, Frank P.L. Minard and Carl
W. Schafer were elected as directors to serve without limit in time, subject to resignation, retirement or removal. The selection of Deloitte & Touche LLP as the Fund's independent accountants was ratified.

     The votes were as follows:

                                                                     SHARES VOTED FOR    SHARES WITHHOLD AUTHORITY
                                                                     ----------------    -------------------------
David J. Beaubien.................................................      261,499,722              16,339,456
William W. Hewitt, Jr.............................................      261,499,722              16,339,456
Thomas R. Jordan..................................................      261,499,722              16,339,456
Frank P.L. Minard.................................................      261,499,722              16,339,456
Carl W. Schafer...................................................      261,499,722              16,339,456

                                                                 SHARES          SHARES              SHARES
                                                                VOTED FOR     VOTED AGAINST    WITHHOLD AUTHORITY
                                                               -----------    -------------    ------------------
Ratification of the selection
  of Deloitte & Touche LLP..................................   261,269,528      2,579,684          13,989,966


     On July 20, 1995, the Board of Directors appointed Ernst & Young, LLP as the Fund's independent auditors.

     In addition the following agreements were approved for the Fund:

     1) An interim investment advisory agreement between the Fund and Mitchell Hutchins Asset Management Inc. ('Mitchell Hutchins') containing substantially the same terms, conditions and fees as the previous investment advisory agreement with Kidder Peabody Asset Management, Inc. ('KPAM').

     The votes were as follows:

                                                                 SHARES          SHARES              SHARES
                                                                VOTED FOR     VOTED AGAINST    WITHHOLD AUTHORITY
                                                               -----------    -------------    ------------------
                                                               260,544,364      4,170,364          13,124,449

PAINEWEBBER/KIDDER, PEABODY TAX EXEMPT MONEY FUND, INC.
--------------------------------------------------------------------------------
Shareholder Information--(concluded)
--------------------------------------------------------------------------------

     2) A new investment advisory and administration agreement between the Fund and PaineWebber Incorporated ('PaineWebber') containing the same fees and substantively similar material terms and conditions as the previous investment advisory agreement with KPAM to commence on the termination of the interim agreement.

     The votes were as follows:

                                                                 SHARES          SHARES              SHARES
                                                                VOTED FOR     VOTED AGAINST    WITHHOLD AUTHORITY
                                                               -----------    -------------    ------------------
                                                               261,345,394      4,001,701          12,492,083

     3) A new sub-advisory and sub-administration agreement between PaineWebber and Mitchell Hutchins to commence on the termination of the interim agreement for the Fund.

     The votes were as follows:


                                                                 SHARES          SHARES              SHARES
                                                                VOTED FOR     VOTED AGAINST    WITHHOLD AUTHORITY
                                                               -----------    -------------    ------------------
                                                               259,979,125      4,411,525          13,448,528

     Broker non-votes and abstentions are included within the 'Shares Withhold Authority' totals.

------------------------------------------------------

DIRECTORS

David J. Beaubien
William W. Hewitt, Jr.
Thomas R. Jordan
Frank P.L. Minard
Carl W. Schafer

------------------------------------------------------

OFFICERS

Margo N. Alexander
President

Victoria E. Schonfeld
Vice President

Dianne E. O'Donnell
Vice President and Secretary

Julian F. Sluyters
Vice President and Treasurer

Gregory W. Serbe
Vice President

------------------------------------------------------

INVESTMENT ADVISER, ADMINISTRATOR AND DISTRIBUTOR

PaineWebber Incorporated
1285 Avenue of the Americas
New York, New York 10019

------------------------------------------------------

SUB-ADVISER AND
SUB-ADMINISTRATOR

Mitchell Hutchins Asset Management Inc.
1285 Avenue of the Americas
New York, New York 10019

------------------------------------------------------

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

(Copyright) 1995 PaineWebber Incorporated


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